Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 756,192	$ (298,424)	$ (262,818)	$ (1,615,423)	$ (3,121,921)	$ (2,365,729)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	1,321	503	944	0	944	2,265
Stock-based compensation	125,000	0	505,539	234,445	1,008,652	125,000
Amortization of debt discount	0	0	0	9,618	9,618	9,618
Unrealized and realized gain on derivatives, net	(1,839,763)	(690,095)	(1,032,704)	1,062,247	29,543	(1,810,220)
Changes in operating assets and liabilities:
Other receivables	5,907	(5,907)	(5,907)	0	(5,907)	0
Accounts payable	33,561	19,713	23,204	(3,320)	(8,014)	25,547
Accounts payable - related party	67,682	(42,850)	(52,250)	34,521	157,665	225,347
Other accrued liabilities - related party	40,500	(2,500)	0	2,500	2,642	43,142
Interest accrued on notes payable from related party	0	0	0	1,621	1,621	1,621
Net cash used in operating activities	(572,073)	(581,546)	(817,764)	(307,575)	(1,952,713)	(2,524,786)
Cash flows from investing activities:
Purchase of property and equipment	0	(8,809)	(8,809)	0	(8,809)	(8,809)
Acquisition of mining rights	(40,000)	(10,000)	(10,000)	(20,000)	(30,000)	(70,000)
Net cash used in investing activities	(40,000)	(18,809)	(18,809)	(20,000)	(38,809)	(78,809)
Cash flows from financing activities:
Proceeds from related party loans	0	0	0	71,500	92,430	92,430
Proceeds from common and preferred stock issued, net of offering costs	168,250	396,500	396,500	1,586,956	2,790,273	2,958,523
Payments from cancellation of common stock	0	0	0	(63,000)	(63,000)	(63,000)
Net cash provided by financing activities	168,250	396,500	396,500	1,595,456	2,819,703	2,987,953
Net increase (decrease) in cash	(443,823)	(203,855)	(440,073)	1,267,881	828,181	384,358
Cash - beginning of period	828,181	1,268,254	1,268,254	373	0	0
Cash - end of period	384,358	1,064,399	828,181	1,268,254	828,181	384,358
Cash paid during the period for :
Interest			0	0	0
Income taxes			0	0	0
Noncash investing and financing activities:
Issuance of common stock for convertible notes	0	0	0	182,865	3,660	3,660
Re-class of derivatives related to convertible notes	0	0	0	91,365	91,365	91,365
Common stock cancellation	10,000	0	0	15,000	61,700	62,700
Issuance of common stock for acquisition of mining rights	3,750	17,500	17,500		17,500	21,250
Related Party Transactions
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation	232,779	423,042				1,241,431
Changes in operating assets and liabilities:
Prepaid expenses		33,784	33,784	(33,784)	0
Noncash investing and financing activities:
Contributed capital			0	374	374	374
Related party note receivable write-off			0	0	557,927	557,927
All Other
Changes in operating assets and liabilities:
Prepaid expenses	4,748	(18,812)	(27,556)	0	(27,556)	(22,808)
Derivative
Noncash investing and financing activities:
Debt discount due to derivative liabilities			0	9,618	9,618	9,618
Issuance of derivative warrant instruments	101,985	544,035	544,035	1,323,133	1,867,168	1,716,992
Stockholders
Noncash investing and financing activities:
Contributed capital			$ 0	$ 157,665	$ 157,665	$ 157,665